The of Consist Deferred Income Tax Assets And Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance, Amount	$ 3,874	$ 4,100